REVENUE CLASSES AND CONCENTRATIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
REVENUE CLASSES AND CONCENTRATIONS
Summary of operating revenue for disaggregated revenue purposes
	Nine Months Ended September 30, 2023	Nine Months Ended September 30, 2022

Revenue by product/service lines:

Retail	$541,360	$153,094
Distribution	1,845	2,881
Services	20,240,579	10,519,475
Total	$20,783,784	$12,675,450

Revenue by subsidiary:

Singlepoint (parent company)	$14,696	$21,778
Boston Solar	20,215,477	10,244,703
Box Pure Air	523,689	126,821
Direct Solar America	10,800	119,412
DIGS	4,819	7,376
Energy Wyze	14,303	155,360
Total	$20,783,784	$12,675,450

	Year Ended December 31, 2022	Year Ended December 31, 2021

Revenue by product/service lines:

Retail	$2,309,535	$405,970
Distribution	2,931	15,591
Services	19,473,683	387,341
Total	$21,786,149	$808,902

Revenue by subsidiary:

SinglePoint (parent company)	$26,888	$35,326
Boston Solar	19,124,124	-
Box Pure Air	2,277,732	348,877
Direct Solar America	177,879	241,042
DIGS	7,846	37,358
Energy Wyze	171,680	146,299
Total	$21,786,149	$808,902